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Boston Trust Walden Small Cap Fund
Boston Trust Walden Small Cap Fund
Investment Goals
The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization ("small cap") companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Boston Trust Walden Small Cap Fund Boston Trust Walden Small Cap Fund
Maximum Sales Charge (load) Imposed on Purchases	none
Maximum Deferred Sales Charge (load)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Boston Trust Walden Small Cap Fund Boston Trust Walden Small Cap Fund
Management Fee	0.75%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
[1]	Boston Trust Walden Inc. (the "Adviser") has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2024 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund's operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Boston Trust Walden Small Cap Fund | Boston Trust Walden Small Cap Fund | USD ($)	102	327	570	1,267

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. For the fiscal year ended December 31, 2022, the Fund's portfolio turnover rate was 20.87% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. "Assets" means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days' advance notice of any change to this policy. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2022, the market capitalization range of the Russell 2000® Index was between $6 million and $9.5 billion.

ESG Integration: As part of the investment decision making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) factors may affect a company's revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG factors in investment decision-making is referred to as "ESG integration". The Adviser considers "financial materiality" as it is understood in generally accepted accounting principles — information that would influence the judgment of an informed investor. In addition, the Adviser utilizes active ownership strategies to encourage sustainable business policies and practices (e.g., effective climate risk management) and greater ESG transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

ESG Screening: While the Adviser integrates ESG factors into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company's revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company's total revenue), and severity (e.g., the company produces a minor electronic input for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and impacts on stakeholders. For each potential investment, the Adviser seeks to understand the company's products and services and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks
Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the "Collective Fund") that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund's past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%
For the period January 1, 2023 through March 31, 2023, the aggregate (non-annualized) total return for the Fund was 3.28%.
Average Annual Total Returns(as of December 31, 2022)
Average Annual Returns - Boston Trust Walden Small Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Boston Trust Walden Small Cap Fund	(9.06%)	9.01%	10.38%	10.69%	Dec. 31, 1994
After Taxes on Distributions | Boston Trust Walden Small Cap Fund	(10.09%)	7.06%	8.27%
After Taxes on Distributions and Sale of Fund Shares | Boston Trust Walden Small Cap Fund	(4.60%)	6.76%	7.93%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(20.44%)	4.12%	9.01%	8.66%	Dec. 31, 1994

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.